SIGNIFICANT RISKS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Concentration risk percentage, sales	32.00%	71.00%	31.00%	20.00%
Customer B [Member]
Concentration risk percentage, sales			28.00%	15.00%
Customer C [Member]
Concentration risk percentage, sales			7.00%	11.00%